LEASE (Schedule of right of use assets and the amortization) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE
Right-of-use assets	$ 33,766	$ 34,309
Less: accumulated amortization	(6,248)	(5,366)
Less: impairment loss	(12,594)	(12,782)
Right-of-use assets	$ 14,924	$ 16,161